BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Herbal remedies
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of details of the asset acquisition

Herbal Remedies
ASSETS ACQUIRED
Cash	$637
Inventory	1,480
Prepaid expenses and other assets	256
Intangible assets - licenses/permits	15,700
Property, plant, and equipment	122
Right-of-use assets - operating	700
Total assets acquired at fair value	18,895

LIABILITIES ASSUMED
Trade payables	215
Accrued liabilities	68
Lease liabilities - operating	700
Total liabilities assumed at fair value	983

Goodwill	1,180

Consideration transferred	$19,092

Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

(In thousands)		Shares	Fair Value
Cash	i		$3,002
Debt Payable	ii		14,220
Shares Issued	iii	353	1,870

Total		353	$19,092

Pursuant to the terms of the Definitive Agreement (“Herbal Remedies Agreement”), Ayr satisfied the purchase price of $19,092 for Herbal Remedies through the following:

i.	$3,002 of the Herbal Remedies purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.	$14,220 of the Herbal Remedies purchase price in the form of a promissory note payable; and
iii.	$1,870 of the Herbal Remedies purchase price in the form of 353 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for six to twelve months (the “Herbal Remedies Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 16.55% discount rate attributed to the contractual restrictions.

Cultivauna, LLC
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of details of the asset acquisition

Cultivauna
ASSETS ACQUIRED
Cash	$1,251
Accounts receivable	471
Inventory	1,206
Prepaid expenses and other assets	38
Intangible assets - trade name/brand	3,400
Intangible assets - host community agreements	2,100
Property, plant, and equipment	2,202
Right-of-use assets - operating	315
Total assets acquired at fair value	10,983

LIABILITIES ASSUMED
Trade payables	23
Accrued liabilities	305
Lease liabilities - operating	315
Total liabilities assumed at fair value	643

Goodwill	11,281

Consideration transferred	$21,621

Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$11,027
Shares Issued	ii	329	4,482
Contingent Consideration	iii		6,112

Total		329	$21,621

Pursuant to the terms of the Definitive Agreement (“Cultivauna Agreement”), Ayr satisfied the purchase price of $21,621 for Cultivauna through the following:

i.	$11,027 of the Cultivauna purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.

$4,482 of the Cultivauna purchase price in the form of 329 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for six to twelve months (the “Cultivauna Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 14.85% discount rate attributed to the contractual restrictions; and

iii.

A portion of the Cultivauna purchase price is derived from an earn-out provision through December 31, 2023, based on annualized net revenues generated during the measurement period, consisting of Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved. See Note 13 for more information.

PA natural acquisition
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of details of the asset acquisition

PA Natural
ASSETS ACQUIRED
Cash	$2,223
Inventory, net	2,670
Prepaid expenses and other assets	77
Intangible assets - licenses/permits	101,000
Property, plant, and equipment	848
Right-of-use assets - operating	786
Deposits	6
Total assets acquired at fair value	107,610

LIABILITIES ASSUMED
Trade payables	1,991
Accrued liabilities	318
Lease liabilities - operating	704
Total liabilities assumed at fair value	3,013

Goodwill	15,159

Consideration transferred	$119,756

Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$36,498
Debt Payable	ii		25,000
Shares Issued	iii	814	19,217
Contingent Consideration	iv		39,041

Total		814	$119,756

Pursuant to the terms of the Definitive Agreement (“PA Natural Agreement”), Ayr satisfied the purchase price of $119,756 for PA Natural through the following:

i.	$36,498 of the PA Natural purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.	$25,000 of the PA Natural purchase price in the form of a promissory note payable;
iii.	$19,217 of the PA Natural purchase price in the form of 814 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for four to twelve months (the “PA Natural Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and an 11% discount rate attributed to the contractual restrictions; and
iv.	A portion of the PA Natural purchase price is derived from an earn-out provision through December 31, 2021 based on adjusted earnings before interest tax depreciation and amortization (“EBITDA”), a non-GAAP measure, consisting of cash, a promissory note, and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved. See Note 13 for more information.

Q3 2021
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of details of the asset acquisition

	GSD	Eskar	Total
ASSETS ACQUIRED
Cash	$580	$—	$580
Inventory, net	3,237	—	3,237
Prepaid expenses and other assets	67	—	67
Intangible assets - licenses/permits	172,000	—	172,000
Intangible assets - host community agreements	—	1,000	1,000
Property, plant, and equipment	30,699	—	30,699
Right-of-use assets - operating	13,234	—	13,234
Deposits	194	—	194
Total assets acquired at fair value	220,011	1,000	221,011

LIABILITIES ASSUMED
Trade payables	1,658	—	1,658
Accrued liabilities	445	—	445
Advance from related parties	22,750	—	22,750
Lease liabilities - operating	13,026	—	13,026
Debts payable	3,000	—	3,000
Total liabilities assumed at fair value	40,879		40,879

Goodwill	11,524	—	11,524

Consideration transferred	$190,656	$1,000	$191,656

GSD Business Combination
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$41,860
Debt Payable	ii		29,491
Shares Issued	iii	1,511	29,744
Contingent Consideration	iv		89,561

Total		1,511	$190,656

Pursuant to the terms of the Definitive Agreement (“GSD Agreement”), Ayr satisfied the purchase price of $190,656 for GSD through the following:

i.	$41,860 of the GSD purchase price in the form of cash consideration and settlement of the final working capital, which is deemed immaterial;

ii.	$29,491of the GSD purchase price in the form of a promissory note payable;

iii.	$29,744 of the GSD purchase price in the form of 1,511 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for four to twelve months (the “GSD Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 9.2% discount rate attributed to the contractual restrictions; and

iv.	A portion of the GSD purchase price is derived from an earn-out provision through December 31, 2022, subject to extension, based on exceeding revenue target thresholds, consisting of cash, a promissory note, and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved.See Note 13 for more information.

Q1 2021
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of details of the asset acquisition

	Liberty	Oasis	Parma	Ohio Medical	Total
ASSETS ACQUIRED
Cash	$6,650	$8,237	$—	$—	$14,887
Accounts receivable	—	26	—	6	32
Inventory, net	46,842	10,289	—	313	57,444
Prepaid expenses and other assets	818	464	—	97	1,379
Intangible assets - licenses/permits	270,000	220,000	—	12	490,012
Intangible assets - right-to-use licenses	—	—	13,255	—	13,255
Property, plant, and equipment	56,746	10,899	3,910	493	72,048
Right-of-use assets - operating	11,750	15,824	—	3,489	31,063
Right-of-use assets - finance, net	379	13	—	—	392
Deposits	619	166	—	252	1,037
Total assets acquired at fair value	393,804	265,918	17,165	4,662	681,549

LIABILITIES ASSUMED
Trade payables	3,274	2,901	—	—	6,175
Accrued liabilities	5,383	2,720	—	15	8,118
Income tax payable	1,819	—	—	—	1,819
Deferred tax liabilities	71,963	—	—	—	71,963
Lease liabilities - operating	11,693	15,825	—	3,497	31,015
Lease liabilities - finance	379	13	—	—	392
Debts payable	7,479	—	—	—	7,479
Accrued interest	153	—	—	—	153
Total liabilities assumed at fair value	102,143	21,459	—	3,512	127,114

Goodwill	114,683	30,581	—	—	145,264

Consideration transferred	$406,344	$275,040	$17,165	$1,150	$699,699

Liberty
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Share Capital	i	12,671	$399,499
Purchase Consideration Payable	ii	76	2,392
Replacement Options Issued	iii	248	4,453

Total		12,995	$406,344

Pursuant to the terms of the Definitive Agreement (“Liberty Agreement”), Ayr satisfied the purchase price of $406,344 for Liberty through the following:

i.

$399,499 of the Liberty purchase price in the form of 12,671 Subordinate Shares of the Company in a stock-for-stock combination. Liberty shareholders received 0.03683 Ayr shares for each Liberty share held;

ii.

$2,392 of the Liberty purchase price in the form of 76 Subordinate Shares were issued to dissenting Liberty shareholders who subsequently withdrew their dissent notices. On April 1, 2021, the dissenting Liberty shareholders received 0.03683 Ayr Subordinate Shares for each share held and the Company recognized a gain from fair value adjustment of $102.See Note 13 for more information; and

iii.	$4,453 of the Liberty purchase price in the form of 248 replacement options issued that were fully vested.

Oasis
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$9,733
Debt Payable	ii		22,505
Shares Issued	iii	4,570	125,187
Contingent Consideration	iv		117,615

Total		4,570	$275,040

Pursuant to the terms of the Definitive Agreement (“Oasis Agreement”), Ayr satisfied the purchase price of $275,040 for Oasis through the following:

i.	$9,733 of the Oasis purchase price in the form of cash consideration;

ii.	$22,505 of the Oasis purchase price in the form of promissory notes payable. The notes are subjected to adjustment based on a final working capital adjustment;

iii.

$125,187 of the Oasis purchase price in the form of 4,570 Exchangeable Shares, that are exchangeable on a one-for-one basis into an equal number of Subordinate Shares of the Company. 2,000 of the Exchangeable Shares are held in escrow and may be payable upon the achievement of established cultivation targets at the facility under development. These shares have restrictions on their ability to be sold for six to eighteen months (the “Oasis Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 15% discount rate attributed to the contractual restrictions; and

iv.

A portion of the Oasis purchase price is derived from an earn-out provision through December 31, 2022 based on adjusted EBITDA, a non-GAAP measure, consisting of cash and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved. See Note 13 for more information.